SUBSIDIARIES	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
SUBSIDIARIES
NOTE 20:	SUBSIDIARIES

Details in respect of subsidiaries:

Presented hereunder is a list of the Group’s subsidiaries:

	Principal location of the Company’s activity	The Group’s ownership interest
		in the subsidiary for the year ended
		December 31
Name of company		2025	2024
Taptica Inc	USA	100%	100%
YuMe Inc*	USA	100%	100%
Perk.com Canada Inc	Canada	100%	100%
R1 Demand LLC	USA	**	100%
Nexxen Group LLC	USA	100%	100%
Nexxen Group US Holdings Inc. *	USA	100%	100%
Nexxen Holdings Ltd *	UK	100%	100%
Nexxen Group Ltd	UK	100%	100%
Nexxen Media Pte Ltd	Singapore	100%	100%
Nexxen Pty Ltd *	Australia	100%	100%
Nexxen Media Japan K.K.	Japan	100%	100%
Nexxen Video Distribution Sdn Bhd	Malaysia	100%	100%
Nexxen CTRL GmbH	Germany	100%	100%
Nexxen Inc.	USA	100%	100%
Amobee International Inc	USA	**	100%
Amobee Ltd	Israel	100%	100%

*	Under these companies, there are nine (9) wholly owned subsidiaries that are inactive, liquidated or in liquidation process.

**	The subsidiaries are in liquidation process or merged into other fully owned subsidiaries of the Company.